Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2010 Portfolio℠
March 31, 2026
VIPIFF2010-NPRT1-0526
1.830287.120
Bond Funds - 57.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	817,849	7,483,318
Fidelity International Bond Index Fund (a)	217,130	1,986,738
Fidelity Long-Term Treasury Bond Index Fund (a)	96,629	888,991
VIP High Income Portfolio - Investor Class (a)	125,184	605,892
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,912,455	18,110,946
TOTAL BOND FUNDS (Cost $30,227,082)		29,075,885

Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	6,558	772,138
VIP Contrafund Portfolio - Investor Class (a)	22,635	1,253,532
VIP Equity Income Portfolio - Investor Class (a)	33,465	998,259
VIP Growth & Income Portfolio - Investor Class (a)	42,488	1,381,274
VIP Growth Portfolio - Investor Class (a)	22,881	2,088,575
VIP Mid Cap Portfolio - Investor Class (a)	8,283	319,571
VIP Value Portfolio - Investor Class (a)	35,585	703,862
VIP Value Strategies Portfolio - Investor Class (a)	20,915	349,900
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,810,672)		7,867,111

International Equity Funds - 16.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	162,650	2,623,546
VIP Overseas Portfolio - Investor Class (a)	216,231	5,673,894
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,778,127)		8,297,440

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,016,900)	3.44	5,016,900	5,016,900

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,832,781)	50,257,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	50,257,337

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	555,947	141,489	18,200	-	636	92,266	772,138	6,558
Fidelity Inflation-Protected Bond Index Fund	7,646,435	141,594	329,931	-	(12,859)	38,079	7,483,318	817,849
Fidelity International Bond Index Fund	1,866,419	158,617	32,587	-	(142)	(5,569)	1,986,738	217,130
Fidelity Long-Term Treasury Bond Index Fund	1,607,910	13,045	724,594	11,592	(106,070)	98,700	888,991	96,629
VIP Contrafund Portfolio - Investor Class	1,183,958	169,071	20,462	12,978	(379)	(78,656)	1,253,532	22,635
VIP Emerging Markets Portfolio - Investor Class	2,233,489	418,748	73,591	39,248	24,628	20,272	2,623,546	162,650
VIP Equity Income Portfolio - Investor Class	960,192	56,390	41,718	8,691	1,495	21,900	998,259	33,465
VIP Government Money Market Portfolio - Investor Class	5,914,559	54,268	951,927	48,608	-	-	5,016,900	5,016,900
VIP Growth & Income Portfolio - Investor Class	1,317,905	124,909	37,444	16,050	640	(24,736)	1,381,274	42,488
VIP Growth Portfolio - Investor Class	1,964,082	269,668	33,770	-	(880)	(110,525)	2,088,575	22,881
VIP High Income Portfolio - Investor Class	619,987	10,526	24,597	-	(559)	535	605,892	125,184
VIP Investment Grade Bond II Portfolio - Investor Class	18,979,815	189,886	1,063,537	6,022	(34,210)	38,992	18,110,946	1,912,455
VIP Mid Cap Portfolio - Investor Class	301,264	26,794	21,385	2,272	1,244	11,654	319,571	8,283
VIP Overseas Portfolio - Investor Class	4,916,504	1,093,617	90,140	79,050	(1,727)	(244,360)	5,673,894	216,231
VIP Value Portfolio - Investor Class	670,504	50,075	36,813	7,456	1,451	18,645	703,862	35,585
VIP Value Strategies Portfolio - Investor Class	332,316	26,488	30,642	-	3,498	18,240	349,900	20,915
	51,071,286	2,945,185	3,531,338	231,967	(123,234)	(104,563)	50,257,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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